PORTUS HOLDINGS INC. - Statements of Cash Flows (USD $)	6 Months Ended	9 Months Ended	12 Months Ended	21 Months Ended	27 Months Ended
	Jun. 30, 2013	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013
Cash flows from operating activities:
NET INCOME (LOSS)	$ (201,239)	$ (3,835)	$ (404,551)	$ (408,386)	$ (609,625)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	13,905				13,905
Accounts payable, increase decrease		(3,665)	12,350	12,435
Increase in accounts payable and accrued expenses	13,401				25,837
Net Cash Used in Operating Activities	(173,933)	(3,750)	(392,201)	(395,951)	(569,883)
Cash Flows From Investing Activities:
Cash paid for deposit on acquisition			(40,000)	(40,000)
Cash paid for licensing agreement	(25,000)				(65,000)
Net Cash Used in Investing Activities	(25,000)		(40,000)	(40,000)	(65,000)
Cash Flows From Financing Activities:
Proceeds from sale of common stock	88,634		467,500	471,250	559,884
Proceeds from notes payable to parent	75,000				75,000
Net Cash Provided by Financing Activities	163,634		467,500	471,250	634,884
INCREASE (DECREASE) IN CASH	(35,299)	(3,750)	35,299	35,299	1
Cash, beginning of period	35,299
Cash, end of period	1		35,299	35,299	1
Interest paid
Income taxes paid